Distribution Date:	04/17/25	UBS Commercial Mortgage Trust 2019-C16
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	(212) 713-8832
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276YAA1	2.738700%	18,368,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276YAB9	3.440000%	78,496,000.00	12,913,102.30	0.00	37,017.56	0.00	0.00	37,017.56	12,913,102.30	34.64%	30.00%
A-SB	90276YAC7	3.460300%	36,080,000.00	29,118,446.15	519,142.04	83,965.47	0.00	0.00	603,107.51	28,599,304.11	34.64%	30.00%
A-3	90276YAD5	3.343600%	140,000,000.00	140,000,000.00	0.00	390,086.67	0.00	0.00	390,086.67	140,000,000.00	34.64%	30.00%
A-4	90276YAE3	3.604800%	204,926,000.00	204,926,000.00	0.00	615,597.70	0.00	0.00	615,597.70	204,926,000.00	34.64%	30.00%
A-S	90276YAH6	3.887200%	75,094,000.00	75,094,000.00	0.00	243,254.50	0.00	0.00	243,254.50	75,094,000.00	21.94%	19.00%
B	90276YAJ2	4.320100%	30,720,000.00	30,720,000.00	0.00	110,594.56	0.00	0.00	110,594.56	30,720,000.00	16.74%	14.50%
C	90276YAK9	4.923300%	20,439,000.00	20,439,000.00	0.00	83,856.11	0.00	0.00	83,856.11	20,439,000.00	13.29%	11.51%
D	90276YAN3	5.178953%	10,240,000.00	10,240,000.00	0.00	44,193.73	0.00	0.00	44,193.73	10,240,000.00	11.55%	10.01%
D-RR	90276YAQ6	5.178953%	13,695,000.00	13,695,000.00	0.00	59,104.80	0.00	0.00	59,104.80	13,695,000.00	9.24%	8.00%
E-RR	90276YAS2	5.178953%	10,240,000.00	10,240,000.00	0.00	44,193.73	0.00	0.00	44,193.73	10,240,000.00	7.51%	6.50%
F-RR	90276YAU7	5.178953%	6,827,000.00	6,827,000.00	0.00	29,463.93	0.00	0.00	29,463.93	6,827,000.00	6.35%	5.50%
G-RR	90276YAW3	5.178953%	8,533,000.00	8,533,000.00	0.00	36,826.67	0.00	0.00	36,826.67	8,533,000.00	4.91%	4.25%
H-RR	90276YAY9	5.178953%	6,827,000.00	6,827,000.00	0.00	29,463.93	0.00	0.00	29,463.93	6,827,000.00	3.75%	3.25%
NR-RR*	90276YBA0	5.178953%	22,187,051.00	22,187,051.00	0.00	71,600.95	0.00	0.00	71,600.95	22,187,051.00	0.00%	0.00%
Z	90276YBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276YBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			682,672,051.00	591,759,599.45	519,142.04	1,879,220.31	0.00	0.00	2,398,362.35	591,240,457.41

X-A	90276YAF0	1.685028%	477,870,000.00	386,957,548.45	0.00	543,361.83	0.00	0.00	543,361.83	386,438,406.41
X-B	90276YAG8	1.018686%	126,253,000.00	126,253,000.00	0.00	107,176.83	0.00	0.00	107,176.83	126,253,000.00
Notional SubTotal			604,123,000.00	513,210,548.45	0.00	650,538.66	0.00	0.00	650,538.66	512,691,406.41

Deal Distribution Total					519,142.04	2,529,758.97	0.00	0.00	3,048,901.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276YAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276YAB9	164.50650097	0.00000000	0.47158530	0.00000000	0.00000000	0.00000000	0.00000000	0.47158530	164.50650097
A-SB	90276YAC7	807.05227688	14.38863747	2.32720261	0.00000000	0.00000000	0.00000000	0.00000000	16.71584008	792.66363941
A-3	90276YAD5	1,000.00000000	0.00000000	2.78633336	0.00000000	0.00000000	0.00000000	0.00000000	2.78633336	1,000.00000000
A-4	90276YAE3	1,000.00000000	0.00000000	3.00399998	0.00000000	0.00000000	0.00000000	0.00000000	3.00399998	1,000.00000000
A-S	90276YAH6	1,000.00000000	0.00000000	3.23933337	0.00000000	0.00000000	0.00000000	0.00000000	3.23933337	1,000.00000000
B	90276YAJ2	1,000.00000000	0.00000000	3.60008333	0.00000000	0.00000000	0.00000000	0.00000000	3.60008333	1,000.00000000
C	90276YAK9	1,000.00000000	0.00000000	4.10275013	0.00000000	0.00000000	0.00000000	0.00000000	4.10275013	1,000.00000000
D	90276YAN3	1,000.00000000	0.00000000	4.31579395	0.00000000	0.00000000	0.00000000	0.00000000	4.31579395	1,000.00000000
D-RR	90276YAQ6	1,000.00000000	0.00000000	4.31579409	0.00000000	0.00000000	0.00000000	0.00000000	4.31579409	1,000.00000000
E-RR	90276YAS2	1,000.00000000	0.00000000	4.31579395	0.00000000	0.00000000	0.00000000	0.00000000	4.31579395	1,000.00000000
F-RR	90276YAU7	1,000.00000000	0.00000000	4.31579464	0.00000000	0.00000000	0.00000000	0.00000000	4.31579464	1,000.00000000
G-RR	90276YAW3	1,000.00000000	0.00000000	4.31579398	0.00000000	0.00000000	0.00000000	0.00000000	4.31579398	1,000.00000000
H-RR	90276YAY9	1,000.00000000	0.00000000	4.31579464	0.00000000	0.00000000	0.00000000	0.00000000	4.31579464	1,000.00000000
NR-RR	90276YBA0	1,000.00000000	0.00000000	3.22715038	1.08864400	14.88775773	0.00000000	0.00000000	3.22715038	1,000.00000000
Z	90276YBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276YBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276YAF0	809.75484640	0.00000000	1.13704947	0.00000000	0.00000000	0.00000000	0.00000000	1.13704947	808.66847973
X-B	90276YAG8	1,000.00000000	0.00000000	0.84890521	0.00000000	0.00000000	0.00000000	0.00000000	0.84890521	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/25 - 03/30/25	30	0.00	37,017.56	0.00	37,017.56	0.00	0.00	0.00	37,017.56	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	83,965.47	0.00	83,965.47	0.00	0.00	0.00	83,965.47	0.00
A-3	03/01/25 - 03/30/25	30	0.00	390,086.67	0.00	390,086.67	0.00	0.00	0.00	390,086.67	0.00
A-4	03/01/25 - 03/30/25	30	0.00	615,597.70	0.00	615,597.70	0.00	0.00	0.00	615,597.70	0.00
X-A	03/01/25 - 03/30/25	30	0.00	543,361.83	0.00	543,361.83	0.00	0.00	0.00	543,361.83	0.00
X-B	03/01/25 - 03/30/25	30	0.00	107,176.83	0.00	107,176.83	0.00	0.00	0.00	107,176.83	0.00
A-S	03/01/25 - 03/30/25	30	0.00	243,254.50	0.00	243,254.50	0.00	0.00	0.00	243,254.50	0.00
B	03/01/25 - 03/30/25	30	0.00	110,594.56	0.00	110,594.56	0.00	0.00	0.00	110,594.56	0.00
C	03/01/25 - 03/30/25	30	0.00	83,856.11	0.00	83,856.11	0.00	0.00	0.00	83,856.11	0.00
D	03/01/25 - 03/30/25	30	0.00	44,193.73	0.00	44,193.73	0.00	0.00	0.00	44,193.73	0.00
D-RR	03/01/25 - 03/30/25	30	0.00	59,104.80	0.00	59,104.80	0.00	0.00	0.00	59,104.80	0.00
E-RR	03/01/25 - 03/30/25	30	0.00	44,193.73	0.00	44,193.73	0.00	0.00	0.00	44,193.73	0.00
F-RR	03/01/25 - 03/30/25	30	0.00	29,463.93	0.00	29,463.93	0.00	0.00	0.00	29,463.93	0.00
G-RR	03/01/25 - 03/30/25	30	0.00	36,826.67	0.00	36,826.67	0.00	0.00	0.00	36,826.67	0.00
H-RR	03/01/25 - 03/30/25	30	0.00	29,463.93	0.00	29,463.93	0.00	0.00	0.00	29,463.93	0.00
NR-RR	03/01/25 - 03/30/25	30	304,845.99	95,754.75	0.00	95,754.75	24,153.80	0.00	0.00	71,600.95	330,315.44
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			304,845.99	2,553,912.77	0.00	2,553,912.77	24,153.80	0.00	0.00	2,529,758.97	330,315.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,048,901.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,562,380.21	Master Servicing Fee	1,606.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,225.14
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	254.79
ARD Interest	0.00	Operating Advisor Fee	1,192.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	188.54
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,562,380.21	Total Fees	8,467.46

Principal		Expenses/Reimbursements
Scheduled Principal	519,142.04	Reimbursement for Interest on Advances	(674.31)
Unscheduled Principal Collections		ASER Amount	17,647.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,180.99
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	519,142.04	Total Expenses/Reimbursements	24,153.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,529,758.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	519,142.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,048,901.01
Total Funds Collected	3,081,522.25	Total Funds Distributed	3,081,522.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	591,759,599.68	591,759,599.68	Beginning Certificate Balance	591,759,599.45
(-) Scheduled Principal Collections	519,142.04	519,142.04	(-) Principal Distributions	519,142.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	591,240,457.64	591,240,457.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	591,996,065.03	591,996,065.03	Ending Certificate Balance	591,240,457.41
Ending Actual Collateral Balance	591,577,278.51	591,577,278.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.23)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.23)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	49,984,951.03	8.45%	47	5.1180	NAP	Defeased	6	49,984,951.03	8.45%	47	5.1180	NAP
4,000,000 or less	13	32,702,309.07	5.53%	43	5.1286	1.882464	1.30 or less	10	122,032,535.24	20.64%	46	5.2226	0.939139
4,000,001 to 9,000,000	19	126,962,623.08	21.47%	44	5.1749	1.520288	1.31 to 1.40	6	60,981,466.06	10.31%	47	5.1960	1.364817
9,000,001 to 14,000,000	8	84,121,848.85	14.23%	40	4.9198	1.950219	1.41 to 1.50	4	20,807,121.14	3.52%	47	5.2929	1.437181
14,000,001 to 19,000,000	6	104,617,678.13	17.69%	46	5.2553	1.379957	1.51 to 1.60	4	28,307,682.46	4.79%	46	5.2761	1.540906
19,000,001 to 24,000,000	5	107,339,824.43	18.16%	47	4.6362	2.329849	1.61 to 1.70	5	56,251,454.74	9.51%	48	5.0384	1.652483
24,000,001 to 29,000,000	2	55,511,223.05	9.39%	46	5.2972	1.470463	1.71 to 1.80	2	9,883,962.03	1.67%	46	5.3864	1.737997
29,000,001 to 34,000,000	1	30,000,000.00	5.07%	(14)	4.5680	2.260000	1.81 to 1.90	4	26,508,825.16	4.48%	46	5.3002	1.866281
34,000,001 to 44,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	22,500,000.00	3.81%	47	4.8000	1.960000
44,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	3	12,788,389.13	2.16%	47	5.1726	2.127061
Totals	60	591,240,457.64	100.00%	42	5.0284	1.766373	2.21 to 2.40	8	86,006,615.77	14.55%	13	4.8625	2.259744
							2.41 or greater	7	95,187,454.88	16.10%	46	4.5590	2.793434
							Totals	60	591,240,457.64	100.00%	42	5.0284	1.766373
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	49,984,951.03	8.45%	47	5.1180	NAP
							Defeased	7	49,984,951.03	8.45%	47	5.1180	NAP
California	4	46,356,879.70	7.84%	45	5.3596	1.325497
							Industrial	15	34,364,663.58	5.81%	48	4.8393	1.663933
Colorado	1	3,061,018.18	0.52%	47	5.3250	2.520000
							Lodging	5	32,177,366.66	5.44%	47	5.6204	1.023403
Florida	5	43,424,319.24	7.34%	46	5.2343	2.217672
							Mixed Use	1	19,000,000.00	3.21%	47	4.3450	0.960000
Georgia	4	16,483,424.74	2.79%	46	5.1551	1.836758
							Multi-Family	18	106,053,080.37	17.94%	47	4.9426	2.137409
Hawaii	186	22,999,999.95	3.89%	46	4.3100	2.630000
							Office	5	128,520,587.50	21.74%	24	4.9598	1.737283
Illinois	2	10,704,883.54	1.81%	46	5.1000	1.539042
							Other	178	21,793,357.26	3.69%	46	4.3100	2.630000
Indiana	2	5,024,021.99	0.85%	47	5.3050	1.700000
							Retail	22	181,225,197.80	30.65%	46	5.1430	1.776172
Louisiana	5	17,079,028.57	2.89%	47	5.5900	1.130000
							Self Storage	2	18,121,252.58	3.06%	47	5.5100	1.380000
Maryland	1	8,031,648.24	1.36%	47	4.8250	(0.340000)
							Totals	253	591,240,457.64	100.00%	42	5.0284	1.766373
Michigan	3	20,868,334.97	3.53%	47	5.2816	1.563373

Minnesota	1	896,000.00	0.15%	47	6.1600	1.240000

Mississippi	6	29,699,058.86	5.02%	48	4.8000	1.610000

Missouri	2	1,693,500.00	0.29%	47	6.1146	1.247422

New Jersey	1	22,500,000.00	3.81%	47	4.8000	1.960000

New York	3	33,750,000.00	5.71%	47	4.8184	1.329711

North Carolina	1	4,957,261.98	0.84%	47	5.6440	1.410000

Ohio	4	21,824,763.93	3.69%	47	5.3186	1.618418

Pennsylvania	2	33,587,484.79	5.68%	47	4.6497	1.794680

Texas	7	119,327,446.67	20.18%	23	4.7484	2.328801

Utah	2	18,121,252.58	3.06%	47	5.5100	1.380000

Virginia	3	55,752,386.46	9.43%	45	5.2699	1.421746

Wisconsin	1	5,112,791.37	0.86%	48	5.0350	1.430000

Totals	253	591,240,457.64	100.00%	42	5.0284	1.766373

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	49,984,951.03	8.45%	47	5.1180	NAP	Defeased	6	49,984,951.03	8.45%	47	5.1180	NAP
	4.5000% or less	5	78,000,000.00	13.19%	47	4.3059	2.472436	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	8	84,350,613.46	14.27%	13	4.6019	2.075161	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	8	68,343,256.28	11.56%	47	4.8024	1.513355	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	5	27,099,434.16	4.58%	46	5.0295	1.788561	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1001% to 5.3000%	9	108,982,381.52	18.43%	45	5.2300	1.685113	49 months or greater	54	541,255,506.61	91.55%	41	5.0201	1.778305
	5.3001% to 5.5000%	10	109,795,243.19	18.57%	46	5.3943	1.756001	Totals	60	591,240,457.64	100.00%	42	5.0284	1.766373
	5.5001% to 5.7000%	4	43,710,919.95	7.39%	47	5.5719	1.297914
	5.7001% or greater	5	20,973,658.05	3.55%	47	5.8549	0.455258
	Totals	60	591,240,457.64	100.00%	42	5.0284	1.766373
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	49,984,951.03	8.45%	47	5.1180	NAP	Defeased	6	49,984,951.03	8.45%	47	5.1180	NAP
	114 months or less	54	541,255,506.61	91.55%	41	5.0201	1.778305	Interest Only	17	205,104,500.00	34.69%	33	4.7135	2.287750
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	37	336,151,006.61	56.86%	46	5.2071	1.467464
	Totals	60	591,240,457.64	100.00%	42	5.0284	1.766373	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	591,240,457.64	100.00%	42	5.0284	1.766373
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	49,984,951.03	8.45%	47	5.1180	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	383,739,638.47	64.90%	46	5.0814	1.773066
	13 months to 24 months	15	157,515,868.14	26.64%	29	4.8706	1.791069
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	591,240,457.64	100.00%	42	5.0284	1.766373
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30502206	OF	Addison	TX	Actual/360	4.568%	19,667.78	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	03/06/24
1A23	30502695				Actual/360	4.568%	7,867.11	0.00	0.00	N/A	02/06/24	--	2,000,000.00	2,000,000.00	03/06/24
1A4	30502214				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	03/06/24
1A7	30502217				Actual/360	4.568%	118,006.67	0.00	0.00	N/A	02/06/24	--	30,000,000.00	30,000,000.00	03/06/24
2A1	30315912	OF	Norfolk	VA	Actual/360	5.290%	132,080.71	36,265.83	0.00	N/A	01/06/29	--	28,995,093.80	28,958,827.97	03/06/25
2A2A	30315913				Actual/360	5.290%	68,107.51	18,700.51	0.00	N/A	01/06/29	--	14,951,341.54	14,932,641.03	03/06/25
3A1	30502401	MF	Austin	TX	Actual/360	4.283%	73,756.41	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	04/06/25
3A2	30502402				Actual/360	4.283%	36,878.20	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	04/06/25
3A3	30502403				Actual/360	4.283%	22,126.92	0.00	0.00	N/A	03/06/29	--	6,000,000.00	6,000,000.00	04/06/25
4A1	30502459	IN	Various	MS	Actual/360	4.800%	38,793.06	13,673.48	0.00	N/A	04/06/29	--	9,385,418.15	9,371,744.67	03/06/25
4A2	30502460				Actual/360	4.800%	38,793.06	13,673.48	0.00	N/A	04/06/29	--	9,385,418.15	9,371,744.67	03/06/25
4A3	30502461				Actual/360	4.800%	38,793.06	13,673.48	0.00	N/A	04/06/29	--	9,385,418.15	9,371,744.67	03/06/25
4A4	30502464				Actual/360	4.800%	6,556.03	2,310.80	0.00	N/A	04/06/29	--	1,586,136.45	1,583,825.65	03/06/25
6	30502538	MF	Various	Various	Actual/360	5.305%	121,457.42	35,226.06	0.00	N/A	03/06/29	--	26,587,621.14	26,552,395.08	04/06/25
8	30502488	Various Honolulu		HI	Actual/360	4.310%	85,361.94	0.00	0.00	N/A	02/07/29	--	23,000,000.00	23,000,000.00	04/07/25
9A2	30502363	RT	Pittsburgh	PA	Actual/360	4.649%	78,869.90	24,251.47	0.00	N/A	03/06/29	--	19,699,075.90	19,674,824.43	04/06/25
9A72	30502540				Actual/360	4.649%	11,830.49	3,637.71	0.00	N/A	03/06/29	--	2,954,861.46	2,951,223.75	04/06/25
10	30315915	RT	South Plainfield	NJ	Actual/360	4.800%	93,000.00	0.00	0.00	N/A	03/06/29	--	22,500,000.00	22,500,000.00	04/06/25
11	30502233	OF	West Palm Beach	FL	Actual/360	5.115%	97,637.13	0.00	0.00	N/A	02/06/29	--	22,165,000.00	22,165,000.00	04/06/25
12	30315916	SS	Various	UT	Actual/360	5.510%	86,089.66	23,046.32	0.00	N/A	03/06/29	--	18,144,298.90	18,121,252.58	04/06/25
13	30315917	MU	New York	NY	Actual/360	4.345%	71,089.03	0.00	0.00	N/A	03/05/29	--	19,000,000.00	19,000,000.00	04/05/25
14	30502004	RT	Orangevale	CA	Actual/360	5.410%	81,087.69	21,224.55	0.00	N/A	01/06/29	--	17,405,980.50	17,384,755.95	04/06/25
15	30502030	RT	Kyle	TX	Actual/360	5.463%	85,146.93	0.00	0.00	N/A	01/06/29	--	18,100,000.00	18,100,000.00	04/06/25
16	30315918	MF	Baton Rouge	LA	Actual/360	5.590%	82,306.95	19,766.89	0.00	N/A	03/06/29	--	17,098,795.46	17,079,028.57	12/06/24
17	30502005	RT	Windsor	CA	Actual/360	5.440%	61,281.12	15,850.02	0.00	N/A	01/06/29	--	13,081,833.04	13,065,983.02	04/06/25
18	30502457	LO	Detroit	MI	Actual/360	5.706%	58,943.98	17,138.29	0.00	N/A	03/06/29	--	11,996,333.41	11,979,195.12	04/06/25
19	30315919	RT	San Antonio	TX	Actual/360	4.800%	53,733.33	0.00	0.00	N/A	03/06/29	--	13,000,000.00	13,000,000.00	04/06/25
20	30315920	MF	Alexander	AR	Actual/360	5.320%	58,770.78	13,580.37	0.00	N/A	03/01/29	--	12,828,934.91	12,815,354.54	04/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30502308	RT	Mechanicsburg	PA	Actual/360	4.650%	43,968.29	19,197.22	0.00	N/A	02/06/29	--	10,980,633.92	10,961,436.70	04/06/25
22	30502187	RT	West Palm Beach	FL	Actual/360	5.300%	32,872.08	10,441.68	0.00	N/A	01/06/29	--	7,202,647.30	7,192,205.62	04/06/25
23	30502188	RT	West Palm Beach	FL	Actual/360	5.300%	17,278.91	5,488.58	0.00	N/A	01/06/29	--	3,786,006.84	3,780,518.26	04/06/25
24	30315921	LO	Various	TX	Actual/360	5.200%	39,627.69	13,910.62	0.00	N/A	03/01/29	--	8,849,857.25	8,835,946.63	04/01/25
25	30502181	RT	Hopewell	VA	Actual/360	4.980%	35,684.70	13,804.74	0.00	N/A	01/06/29	--	8,321,345.30	8,307,540.56	04/06/25
26	30315922	SS	Various	Various	Actual/360	5.310%	39,370.26	10,663.06	0.00	N/A	02/06/29	--	8,610,226.53	8,599,563.47	04/06/25
27	30502474	RT	Elk Grove	CA	Actual/360	5.300%	38,724.25	11,253.17	0.00	N/A	03/06/29	--	8,484,923.72	8,473,670.55	04/06/25
28	30315923	OF	Gaithersburg	MD	Actual/360	4.825%	33,426.62	13,534.73	0.00	N/A	03/06/29	--	8,045,182.97	8,031,648.24	05/06/24
29	30315924	RT	New York	NY	Actual/360	5.450%	39,069.69	0.00	0.00	N/A	03/06/29	--	8,325,000.00	8,325,000.00	04/06/25
30	30502100	OF	Van Nuys	CA	Actual/360	5.168%	33,132.79	12,008.45	0.00	N/A	12/06/28	--	7,444,478.63	7,432,470.18	04/06/25
32	30315925	RT	Lawrenceville	GA	Actual/360	5.127%	31,883.28	10,053.59	0.00	N/A	01/06/29	--	7,221,154.87	7,211,101.28	04/06/25
33	30502472	MF	Gainesville	FL	Actual/360	5.450%	32,090.61	10,258.58	0.00	N/A	03/06/29	--	6,837,891.91	6,827,633.33	04/06/25
34	30315926	LO	Fort Worth	TX	Actual/360	6.022%	33,285.45	13,846.77	0.00	N/A	02/06/29	--	6,418,809.70	6,404,962.93	04/06/25
35	30315927	RT	Concord Township	OH	Actual/360	5.350%	30,420.41	8,668.55	0.00	N/A	03/06/29	--	6,603,164.15	6,594,495.60	04/06/25
36	30502281	MF	OFallon	IL	Actual/360	5.100%	28,859.65	9,146.83	0.00	N/A	02/06/29	--	6,571,458.18	6,562,311.35	04/06/25
37	30315928	RT	Woodbury	NY	Actual/360	5.400%	29,876.25	0.00	0.00	N/A	01/06/29	--	6,425,000.00	6,425,000.00	04/06/25
38	30502359	MF	Kerrville	TX	Actual/360	5.250%	24,279.99	7,195.62	0.00	N/A	03/06/29	--	5,370,689.84	5,363,494.22	04/06/25
39	30315929	MF	Detroit	MI	Actual/360	4.790%	21,179.23	8,692.25	0.00	N/A	03/06/29	--	5,134,703.52	5,126,011.27	04/06/25
40	30502408	LO	Smithfield	NC	Actual/360	5.644%	24,147.24	11,191.93	0.00	N/A	03/06/29	--	4,968,453.91	4,957,261.98	04/06/25
41	30315930	RT	Milwaukee	WI	Actual/360	5.035%	22,203.26	8,248.13	0.00	N/A	04/01/29	--	5,121,039.50	5,112,791.37	04/01/25
42	30315931	IN	Peoria	AZ	Actual/360	5.220%	23,370.52	5,632.77	0.00	N/A	03/06/29	--	5,199,226.46	5,193,593.69	04/06/25
43	30315932	OF	Springdale	AR	Actual/360	4.850%	20,960.86	5,951.42	0.00	N/A	02/06/29	--	5,018,896.53	5,012,945.11	04/06/25
44	30502282	MF	Swansea	IL	Actual/360	5.100%	18,220.08	6,212.66	0.00	N/A	02/06/29	--	4,148,784.85	4,142,572.19	04/06/25
45	30315933	MF	Wayne	MI	Actual/360	4.600%	14,932.31	6,598.75	0.00	N/A	03/06/29	--	3,769,727.33	3,763,128.58	04/06/25
47	30502084	RT	Gloucester	VA	Actual/360	5.700%	17,466.53	5,169.09	0.00	N/A	01/06/29	--	3,558,545.91	3,553,376.82	04/06/25
48	30502473	IN	Fort Lauderdale	FL	Actual/360	5.361%	15,992.26	5,253.49	0.00	N/A	04/06/29	--	3,464,215.52	3,458,962.03	04/06/25
49	30315935	RT	Centennial	CO	Actual/360	5.325%	14,057.63	4,708.49	0.00	N/A	03/06/29	--	3,065,726.67	3,061,018.18	04/06/25
50	30315936	RT	Cypress	TX	Actual/360	4.805%	12,378.11	5,050.82	0.00	N/A	03/06/29	--	2,991,587.93	2,986,537.11	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
51	30315937	RT	Marietta	GA	Actual/360	4.905%	12,583.22	4,940.79	0.00	N/A	03/06/29	--	2,979,159.48	2,974,218.69	04/06/25
52	30315938	RT	Pelican Rapids	MN	Actual/360	6.160%	4,752.78	0.00	0.00	03/06/29	03/06/34	--	896,000.00	896,000.00	04/06/25
53	30315939	RT	Bolivar	MO	Actual/360	6.100%	4,575.17	0.00	0.00	03/06/29	03/06/34	--	871,000.00	871,000.00	04/06/25
54	30315940	RT	Carthage	MO	Actual/360	6.130%	4,341.66	0.00	0.00	03/06/29	03/06/34	--	822,500.00	822,500.00	04/06/25
Totals							2,562,380.21	519,142.04	0.00				591,759,599.68	591,240,457.64
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	12,241,449.00	0.00	--	--	04/10/25	0.00	0.00	19,599.05	251,102.52	0.00	0.00
1A23	12,241,449.00	0.00	--	--	04/10/25	0.00	0.00	7,839.62	100,441.06	0.00	0.00
1A4	12,241,449.00	0.00	--	--	04/10/25	0.00	0.00	39,198.09	502,205.09	0.00	0.00
1A7	12,241,449.00	0.00	--	--	04/10/25	0.00	0.00	117,594.27	1,506,615.05	0.00	0.00
2A1	6,469,436.48	5,620,435.25	01/01/24	09/30/24	--	0.00	0.00	168,252.91	168,252.91	0.00	0.00
2A2A	6,469,436.48	5,620,435.25	01/01/24	09/30/24	--	0.00	0.00	86,759.74	86,759.74	0.00	0.00
3A1	4,586,845.71	5,131,234.81	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	4,586,845.71	5,131,234.81	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	4,586,845.71	5,131,234.81	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	4,536,147.91	1,144,600.53	01/01/24	03/31/24	--	0.00	0.00	52,446.34	52,446.34	522,080.56	0.00
4A2	4,536,147.91	1,144,600.53	01/01/24	03/31/24	--	0.00	0.00	52,446.34	52,446.34	0.00	0.00
4A3	4,536,147.91	1,144,600.53	01/01/24	03/31/24	--	0.00	0.00	52,446.34	52,446.34	419,772.26	0.00
4A4	4,536,147.91	1,144,600.53	01/01/24	03/31/24	--	0.00	0.00	8,863.42	8,863.42	0.00	0.00
6	3,232,174.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	65,702,927.10	70,792,715.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	6,773,547.14	6,724,511.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A72	6,773,547.14	6,724,511.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,329,310.40	2,282,443.87	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,168,691.89	3,101,664.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,017,283.17	1,265,631.67	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	808,375.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,671,727.62	1,573,646.40	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,543,180.40	2,436,983.78	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,139,331.85	1,487,200.35	01/01/24	12/31/24	--	0.00	0.00	101,838.79	408,151.39	899,346.73	0.00
17	1,290,071.49	1,439,831.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,301,322.44	1,333,063.65	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	2,253,343.44	2,151,263.04	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,125,040.31	1,366,590.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,125,040.31	1,366,590.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,553,594.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,393,649.82	1,455,021.55	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	742,553.88	778,024.57	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	273,386.92	(97,508.00)	01/01/24	12/31/24	07/11/24	4,249,543.41	173,055.58	29,203.63	343,330.46	80,456.43	0.00
29	831,892.71	884,810.04	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,379,605.17	2,307,981.68	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	994,735.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,166,634.17	1,182,533.25	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	(1,173,896.73)	(658,301.43)	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	670,244.75	687,629.80	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	692,527.56	734,586.62	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	597,626.29	606,216.06	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	537,238.73	605,897.22	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	674,216.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	633,128.64	592,619.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	424,860.99	454,274.08	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	408,551.75	642,229.17	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	473,507.65	458,661.74	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	393,662.21	475,759.75	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	406,788.25	587,801.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	475,157.69	450,011.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	441,628.99	453,446.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	69,931.44	69,263.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	64,389.72	63,764.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	69,649.20	69,808.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	213,259,978.46	148,064,156.95				4,249,543.41	173,055.58	736,488.53	3,533,060.66	1,921,655.98	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	2	25,110,676.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.028353%	5.011736%	42
03/17/25	0	0.00	1	17,098,795.46	1	8,045,182.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.028507%	5.011890%	43
02/18/25	1	17,126,407.49	0	0.00	1	8,061,889.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.028715%	5.012098%	44
01/17/25	1	17,145,947.41	0	0.00	1	8,075,299.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.028867%	5.012249%	45
12/17/24	1	17,165,393.72	0	0.00	1	8,088,653.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029018%	5.012399%	46
11/18/24	1	17,187,402.91	0	0.00	1	8,103,033.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029186%	5.012567%	47
10/18/24	0	0.00	1	17,206,650.63	1	8,116,273.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029335%	5.012715%	48
09/17/24	2	25,785,992.21	0	0.00	1	8,130,543.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029501%	5.012881%	49
08/16/24	1	17,247,519.51	1	8,143,668.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029647%	5.013027%	50
07/17/24	0	0.00	0	0.00	1	8,156,739.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029793%	5.013172%	51
06/17/24	0	0.00	0	0.00	1	8,170,847.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029956%	5.013335%	52
05/17/24	0	0.00	0	0.00	1	8,183,806.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.030100%	5.013478%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A1	30502206	03/06/24	12	5	19,599.05	251,102.52	86,812.16	5,000,000.00	09/12/23	98
1A23	30502695	03/06/24	12	5	7,839.62	100,441.06	0.00	2,000,000.00	09/12/23	98
1A4	30502214	03/06/24	12	5	39,198.09	502,205.09	0.00	10,000,000.00	09/12/23	98
1A7	30502217	03/06/24	12	5	117,594.27	1,506,615.05	0.00	30,000,000.00	09/12/23	98
2A1	30315912	03/06/25	0	B	168,252.91	168,252.91	2,500.00	28,995,093.80
2A2A	30315913	03/06/25	0	B	86,759.74	86,759.74	0.00	14,951,341.54
4A1	30502459	03/06/25	0	B	52,446.34	52,446.34	523,080.56	9,385,418.15
4A2	30502460	03/06/25	0	B	52,446.34	52,446.34	0.00	9,385,418.15
4A3	30502461	03/06/25	0	B	52,446.34	52,446.34	1,150,611.25	9,385,418.15
4A4	30502464	03/06/25	0	B	8,863.42	8,863.42	0.00	1,586,136.45
16	30315918	12/06/24	3	3	101,838.79	408,151.39	965,667.08	17,165,393.72	01/22/24	13
28	30315923	05/06/24	10	6	29,203.63	343,330.46	119,228.26	8,183,806.38	03/21/24	13
Totals					736,488.53	3,533,060.66	2,847,899.31	146,038,026.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		47,000,000	0	47,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		541,650,958	516,540,281	25,110,677		0
49 - 60 Months		0	0	0		0
> 60 Months		2,589,500	2,589,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	591,240,458	519,129,781	0	0	72,110,677	0
Mar-25	591,759,600	519,615,621	0	17,098,795	55,045,183	0
Feb-25	592,438,201	520,249,903	17,126,407	0	55,061,890	0
Jan-25	592,951,996	520,730,749	17,145,947	0	55,075,299	0
Dec-24	593,463,499	521,209,451	17,165,394	0	55,088,654	0
Nov-24	594,026,873	521,736,436	17,187,403	0	55,103,034	0
Oct-24	594,533,580	522,210,656	0	17,206,651	55,116,273	0
Sep-24	595,092,333	514,175,798	25,785,992	0	55,130,543	0
Aug-24	595,594,286	523,203,098	17,247,520	8,143,669	47,000,000	0
Jul-24	596,093,999	540,937,260	0	0	55,156,740	0
Jun-24	596,646,015	541,475,167	0	0	55,170,848	0
May-24	597,141,035	541,957,229	0	0	55,183,806	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30502206	5,000,000.00	5,000,000.00	216,000,000.00	03/12/25	11,013,320.00	2.26000	06/30/23	02/06/24	I/O
1A23	30502695	2,000,000.00	2,000,000.00	216,000,000.00	03/12/25	11,013,320.00	2.26000	06/30/23	02/06/24	I/O
1A4	30502214	10,000,000.00	10,000,000.00	216,000,000.00	03/12/25	11,013,320.00	2.26000	06/30/23	02/06/24	I/O
1A7	30502217	30,000,000.00	30,000,000.00	216,000,000.00	03/12/25	11,013,320.00	2.26000	06/30/23	02/06/24	I/O
16	30315918	17,079,028.57	17,165,393.72	19,870,000.00	--	1,383,450.35	1.13000	12/31/24	03/06/29	287
28	30315923	8,031,648.24	8,183,806.38	4,500,000.00	07/01/24	(190,350.00)	(0.34000)	12/31/24	03/06/29	286
Totals		72,110,676.81	72,349,200.10	888,370,000.00		45,246,380.35

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A1	30502206	OF	TX	09/12/23	98

4/11/2025 - 4.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in May 2024. Property is 77.6% occupied as of 03/25/2025. Mezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions relative to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest mone y going hard, the mezz lender proffered revised transaction terms which were declined. Special Servicer is currently discussing a potential extension/assumption of the debt with a third party while also exploring taking the asset to market via a receivers hip sale in the near future. Mezz lender is also actively trying to negotiate acceptable terms. The Receiver continues to focus on outstanding lease renewals as well as potential new leases.

1A23	30502695	Various	Various	09/12/23	98

4/11/2025 - 4.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in May 2024. Property is 77.6% occupied as of 03/25/2025. Mezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions relative to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest mone y going hard, the mezz lender proffered revised transaction terms which were declined. Special Servicer is currently discussing a potential extension/assumption of the debt with a third party while also exploring taking the asset to market via a receivers hip sale in the near future. Mezz lender is also actively trying to negotiate acceptable terms. The Receiver continues to focus on outstanding lease renewals as well as potential new leases.

1A4	30502214	Various	Various	09/12/23	98

4/11/2025 - 4.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in May 2024. Property is 77.6% occupied as of 03/25/2025. Mezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions relative to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest mone y going hard, the mezz lender proffered revised transaction terms which were declined. Special Servicer is currently discussing a potential extension/assumption of the debt with a third party while also exploring taking the asset to market via a receivers hip sale in the near future. Mezz lender is also actively trying to negotiate acceptable terms.The Receiver continues to focus on outstanding lease renewals as well as potential new leases.

1A7	30502217	Various	Various	09/12/23	98

4/11/2025 - 4.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in May 2024. Property is 77.6% occupied as of 03/25/2025. Mezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions relative to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest mone y going hard, the mezz lender proffered revised transaction terms which were declined. Special Servicer is currently discussing a potential extension/assumption of the debt with a third party while also exploring taking the asset to market via a receivers hip sale in the near future. Mezz lender is also actively trying to negotiate acceptable terms. The Receiver continues to focus on outstanding lease renewals as well as potential new leases.

16	30315918	MF	LA	01/22/24	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

28	30315923	OF	MD	03/21/24	13

04/07/2025 - The subject Property is a 109,227 sf suburban office property located in Gaithersburg, MD (20 miles of Washington DC) The improvements include one, six-story building situated on 2.37 acres of land The property is also improved with a two-l evel below parking garage. Loan was transferred to the SS on 03/21/2024 as a result of imminent default; however the loan has since matured. A Pre-Negotiation Letter was received by the Borrower on 04/09/24 and a Demand letter was sent on 04.25.24. Mid land has engaged counsel to represent the trust, who has filed a complaint seeking relief including seeking the appointment of Receiver, which was approved in September 2024. The Receiver has had leasing activity which has been approved by Midland. The leasing activity of the subject Property will continue to be assessed to see if occupancy can be increased; otherwise a receivership sale in the near future will be contemplated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30502459	0.00	4.80000%	0.00	4.80000%	8	08/01/23	02/03/23	08/15/23
10	30315915	22,500,000.00	4.80000%	22,500,000.00 4.80000%		8	06/30/20	05/06/20	07/02/20
16	30315918	0.00	5.59000%	0.00	5.59000%	8	05/12/22	05/12/22	06/02/22
24	30315921	9,597,561.79	5.20000%	9,597,561.79 5.20000%		8	08/26/20	06/01/20	09/11/20
Totals		32,097,561.79		32,097,561.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	67.25	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	82.61	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	114.62	0.00	0.00	0.00
16	0.00	0.00	3,680.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.06	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.13)	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	17,647.12	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(984.72)	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	37.29	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.29)	0.00	0.00	0.00
Total	0.00	0.00	7,180.99	0.00	0.00	17,647.12	0.00	0.00	(674.31)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,153.80

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the UBS 2019-C16 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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